   As Filed with the Securities and Exchange Commission on September 11, 2000


                                                      REGISTRATION NO. 333-30844
                                                                       811-05846
--------------------------------------------------------------------------------
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    ------------

                                      FORM N-4

                           POST-EFFECTIVE AMENDMENT NO. 2                   /X/
                                         TO
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                        AND

                                  AMENDMENT NO. 29                          /X/
                                         TO
                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                             (Exact Name of Registrant)

                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Name of Depositor)

                            ONE SUN LIFE EXECUTIVE PARK
                        WELLESLEY HILLS, MASSACHUSETTS 02481
                (Address of Depositor's Principal Executive Offices)

                    DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030


             EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                  ONE COPLEY PLACE
                            BOSTON, MASSACHUSETTS 02116
                      (Name and Address of Agent for Service)

                            COPIES OF COMMUNICATIONS TO:
                                JOAN E. BOROS, ESQ.
                 JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                         1025 THOMAS JEFFERSON STREET, N.W.
                                  SUITE 400 EAST
                            WASHINGTON, D.C. 20007-0805

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On September 11, 2000 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.

This Amendment to the registration statement on Form N-4 (File No. 333-30844), which became effective on June 23, 2000 (the "Registration Statement"), is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus and profile contained in the Registration Statement for the MFS Regatta Choice Variable and Fixed Annuity.

The supplement included in this Amendment describes additional variable investment options to be made available under the MFS Regatta Choice annuity contract offered pursuant to the Registration Statement. This Amendment relates only to the supplement to the prospectus and profile for the MFS Reqatta Choice annuity product incorporated by reference in this Amendment and does not otherwise delete, amend or supersede any information contained in the Registration Statement, as amended.

                                       PART A

                        INFORMATION REQUIRED IN A PROSPECTUS


    Attached hereto and made a part hereof is a Supplement to the Profile and Prospectus dated June 23, 2000, as supplemented (incorporated herein, together with the Profile and Prospectus dated June 23, 2000 for Futurity III Variable and Fixed Annuity, by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (Registration No. 333-30844), filed June 9, 2000, and Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-30844), filed June 26, 2000), for the following:


               MFS Regatta Choice Variable and Fixed Annuity

                       SUPPLEMENT DATED SEPTEMBER 11, 2000

                                       TO

                  PROFILE DATED JUNE 23, 2000, AS SUPPLEMENTED
                                       AND
                 PROSPECTUS DATED JUNE 23, 2000, AS SUPPLEMENTED

                                       FOR

                               MFS REGATTA CHOICE
                           VARIABLE AND FIXED ANNUITY


              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


     This Supplement to the Profile dated June 23, 2000 (the "Profile") and the Prospectus dated June 23, 2000 (the "Prospectus") for the Contract:


     - amends and supplements the Profile and Prospectus as a result of the addition of 2 new Funds -- The Global Telecommunications Series and the Mid Cap Growth Series -- to the MFS/Sun Life Series Trust (the "Series Fund"), effective as of September 11, 2000; and


     - restates the information contained in (a) the Supplement dated June 26, 2000 to the Profile and Prospectus with respect to the addition of the Technology Series to the Series Fund, effective as of June 26, 2000;
       (b) the Supplement dated June 26, 2000 to the Profile and Prospectus which provided an expanded range of expense examples for the Contract; and (c) the Supplement dated June 23, 2000 which amended fee information for certain of the Funds contained in the Profile and Prospectus.


THIS SUPPLEMENT SUPERSEDES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS FOR THE MFS REGATTA CHOICE VARIABLE AND FIXED ANNUITY. THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUS. THIS SUPPLEMENT AND THE PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


A.  ADDITIONAL VARIABLE INVESTMENT OPTIONS

    Three Funds -- the Technology Series, the Global Telecommunications Series and the Mid Cap Growth Series -- have been added to the list of variable investment options available under the MFS Regatta Choice Variable and Fixed Annuity. The Technology Series was added as an investment option as of June 26, 2000, and the Global Telecommunications Series and the Mid Cap Growth Series are added as investment options as of the date of this Supplement. These additional Funds allow you to allocate your money among 29 variable investment options under the Contract. Market conditions will determine the value of an investment in the Technology Series, the Global Telecommunications Series, the Mid Cap Growth Series and any other Fund. The Technology Series, the Global Telecommunications Series, the Mid Cap Growth Series and the other Funds available as variable investment options under the Contract are described more fully in the current Series Fund prospectus, as supplemented.


     As a result of the addition of the Technology Series, the Global Telecommunications Series and the Mid Cap Growth Series:

     1. The third paragraph of Section 1, "The MFS Regatta Choice Annuity," of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

          "You may choose among 29 variable investment options and a range of fixed options."

     2. The list of the available investment options appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the Technology Series, the Global Telecommunications Series and the Mid Cap Growth Series.


     3. The "Variable Account Options: The Funds" section beginning on page 8 of the Prospectus is supplemented and restated as follows:

    (a) The second paragraph of the section on page 8 is deleted in its entirety and replaced by the following:

            "The Series Fund is composed of 30 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 30 series (each, a "Fund"), each corresponding to one of the portfolios. The Contract provides for investment by the Sub-Accounts in shares of the 29 Funds described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account."

    (b) The following Fund descriptions are added:

          GLOBAL TELECOMMUNICATIONS SERIES will seek to achieve long-term growth of capital.

          MID CAP GROWTH SERIES will seek long-term growth of capital.

          TECHNOLOGY SERIES will seek capital appreciation.

    B.  UNDERLYING FUND ANNUAL EXPENSES

    1. The "Summary of Contract Expenses" table and the related footnotes appearing on page 4 of the Prospectus are restated as follows:

                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments.....................   $  0
Deferred Sales Load (as a percentage of Purchase Payments
  withdrawn) (1)
  Number of complete Account Years Purchase Payment in
    Account
    0-1.....................................................      7%
    1-2.....................................................      7%
    2-3.....................................................      6%
    3-4.....................................................      6%
    4-5.....................................................      5%
    5-6.....................................................      4%
    6-7.....................................................      3%
    7 or more...............................................      0%
Transfer Fee (2)............................................   $ 15
ANNUAL ACCOUNT FEE per Contract or Certificate (3)..........   $ 50
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average
  Variable Account assets)

FOR CONTRACTS WITH AN INITIAL                      FOR CONTRACTS WITH AN INITIAL
PURCHASE PAYMENT                                   PURCHASE PAYMENT OF
LESS THAN $1,000,000:                              $1,000,000 OR MORE:
Mortality and Expense Risk                         Mortality and Expense Risk
Charge (4)............................  1.00%      Charge (4)............................  0.85%
Administrative Expenses Charge........  0.15%      Administrative Expenses Charge........  0.15%
                                        -----                                              -----
Total Variable Annuity Annual                      Total Variable Annuity Annual
Expenses..............................  1.15%      Expenses..............................  1.00%

DEATH BENEFIT CHARGE (if one or more of the optional death benefit riders is elected)

NUMBER OF                     % OF AVERAGE
RIDERS ELECTED                DAILY VALUE
--------------                ------------
          1 ...............        0.15%
          2 ...............        0.25%
          3 ...............        0.40%

------------

(1) A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge.

(2) Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. In addition, a Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

(3) The annual Account Fee is currently $35. After the fifth Account Year, the fee may be changed annually, but it will never exceed $50.

(4) We will assess an additional 0.25% during the Income Phase on Contracts that annuitize before their seventh Contract Anniversary.

     2. The "Underlying Fund Annual Expenses" table appearing on page 5 of the Prospectus is hereby amended, supplemented and restated as follows:

                                                                          OTHER                TOTAL ANNUAL FUND
                                                  MANAGEMENT        FUND EXPENSES (2)            EXPENSES (2)
                                                     FEES         (AFTER REIMBURSEMENT)      (AFTER REIMBURSEMENT)
                                                ---------------  -------------------------  ------------------------
Global Telecommunications Series (3).........        1.00%                 0.25%                      1.25%
Mid Cap Growth Series (3)....................        0.75%                 0.25%                      1.00%
Technology Series (3)........................        0.75%                 0.25%                      1.00%


     3. The footnotes to the "Series Fund Annual Expenses" table are amended, supplemented and restated as follows:

          (i) Footnote (1) is deleted in its entirety and replaced by the following:

               (1) The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectus(es) for more information about Fund expenses. For all Funds except the Technology Series, the Global Telecommunications Series and the Mid Cap Growth Series, "Management Fees," "Other Fund Expenses," and "Total Annual Fund Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver. Expense figures shown for the Technology Series, the Global Telecommunications Series and the Mid Cap Growth Series are estimates for the year 2000, based on the applicable expense reimbursement waiver. No actual expense figures are shown for the Technology Series, the Global Telecommunications Series or the Mid Cap Growth Series because these Funds commenced operations in June 2000, September 2000 and September 2000, respectively, and, therefore, have less than 12 months of investment performance.


         (ii)  Footnote (2) is amended and restated as follows:

               (2) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Fund Expenses" in the table. Had these fees been taken into account, "Total Annual Fund Expenses" for certain of the Funds would be as follows:

                   Bond Series......................................  0.71%
                   Capital Appreciation Series......................  0.75%
                   Capital Opportunities Series.....................  0.83%
                   Equity Income Series.............................  0.91%
                   Global Asset Allocation Series...................  0.88%
                   New Discovery Series.............................  1.05%
                   Strategic Income Series..........................  1.03%
                   Utilities Series.................................  0.81%


        (iii)  Footnote (3) is amended and restated as follows:

               (3) MFS has contractually agreed to bear the expenses of these
                   Funds such that "Other Fund Expenses," after taking into account the expense offset arrangement described in Footnote
                   (2) above, will not exceed 0.25% annually. This contractual arrangement will continue until at least May 1, 2001, unless changed with the consent of the Series Fund's Board of Trustees; provided, however, that this contractual arrangement will terminate prior to May 1, 2001 in the event that the Fund's "Other Fund Expenses" equal or fall below 0.25% annually. Without taking into account this fee waiver and/or expense reimbursement, "Other Fund Expenses" would be estimated to be 3.26% for the Strategic Growth Series, 0.28% for the Technology Series, 0.76% for the Global Telecommunications Series, and 0.67% for the Mid Cap Growth Series.


          (iv) Footnote (4) is deleted in its entirety.

     C.   EXPENSE EXAMPLES

     1. The summary expense chart appearing in Section 5, "Expenses," of the Profile is hereby supplemented and restated as follows:




                                                                                                        EXAMPLES
                                                                                                     TOTAL EXPENSES
                                                                                                         AT END
                                                                                        -----------------------------------------
                                             TOTAL ANNUAL   TOTAL ANNUAL     TOTAL              (a)                   (b)
                                              INSURANCE         FUND         ANNUAL     -------------------   -------------------
SUB-ACCOUNT                                    CHARGES        EXPENSES      EXPENSES     1 YEAR    10 YEARS   1 YEARS    10 YEARS
-----------                                  ------------   ------------   ----------   --------   --------   --------   --------
Bond Series                                     1.25%          0.72%         1.97%        $82        $232       $85        $273
Capital Appreciation Series                     1.25%          0.76%         2.01%        $82        $236       $86        $277
Capital Opportunities Series                    1.25%          0.84%         2.09%        $83        $245       $86        $285
Emerging Growth Series                          1.25%          0.75%         2.00%        $82        $235       $86        $276
Emerging Markets Equity Series                  1.25%          1.60%         2.85%        $90        $320       $94        $357
Equity Income Series                            1.25%          0.92%         2.17%        $83        $253       $87        $293
Global Asset Allocation Series                  1.25%          0.89%         2.14%        $83        $250       $87        $290
Global Governments Series                       1.25%          0.90%         2.15%        $83        $251       $87        $291
Global Growth Series                            1.25%          1.01%         2.26%        $84        $262       $88        $302
Global Telecommunications Series                1.25%          1.25%         2.50%        $87        $286       $90        $325
Global Total Return Series                      1.25%          0.89%         2.14%        $83        $250       $87        $290
Government Securities Series                    1.25%          0.61%         1.86%        $81        $221       $84        $262
High Yield Series                               1.25%          0.83%         2.08%        $83        $244       $86        $284
International Growth Series                     1.25%          1.23%         2.48%        $86        $284       $90        $323
International Growth and Income Series          1.25%          1.16%         2.41%        $86        $277       $89        $316
Managed Sectors Series                          1.25%          0.79%         2.04%        $82        $239       $86        $280
Massachusetts Investors Growth Stock Series     1.25%          0.83%         2.08%        $83        $244       $86        $284
Massachusetts Investors Trust Series            1.25%          0.59%         1.84%        $80        $218       $84        $260
Mid Cap Growth Series                           1.25%          1.00%         2.25%        $84        $261       $88        $301
Money Market Series                             1.25%          0.57%         1.82%        $80        $216       $84        $258
New Discovery Series                            1.25%          1.06%         2.31%        $85        $267       $89        $307
Research Series                                 1.25%          0.75%         2.00%        $82        $235       $86        $276
Research Growth and Income Series               1.25%          0.86%         2.11%        $83        $247       $87        $287
Research International Series                   1.25%          1.23%         2.48%        $86        $284       $90        $323
Strategic Growth Series                         1.25%          1.00%         2.25%        $84        $261       $88        $301
Strategic Income Series                         1.25%          1.08%         2.33%        $85        $269       $89        $308
Technology Series                               1.25%          1.00%         2.25%        $84        $287       $88        $301
Total Return Series                             1.25%          0.69%         1.94%        $81        $229       $85        $270
Utilities Series                                1.25%          0.82%         2.32%        $83        $243       $86        $283


--------------------
(a)  Assuming no optional death benefit riders have been elected

(b)  Assuming all three optional death benefit riders have been elected


     2. The "Examples" presented on page 6 of the Prospectus are supplemented and restated as follows:

          If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000, a 5% annual return, and no optional death benefit riders have been elected:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond Series.................................................    $82        $118       $156       $232
Capital Appreciation Series.................................    $82        $120       $158       $236
Capital Opportunities Series................................    $83        $122       $162       $245
Emerging Growth Series......................................    $82        $119       $158       $235
Emerging Markets Equity Series..............................    $90        $143       $198       $320
Equity Income Series........................................    $83        $124       $166       $253
Global Asset Allocation Series..............................    $83        $123       $165       $250
Global Governments Series...................................    $83        $124       $165       $251
Global Growth Series........................................    $84        $127       $171       $262
Global Telecommunications Series............................    $87        $133       $182       $286
Global Total Return Series..................................    $83        $123       $165       $250
Government Securities Series................................    $81        $115       $151       $221
High Yield Series...........................................    $83        $122       $162       $244
International Growth Series.................................    $86        $133       $181       $284
International Growth and Income Series......................    $86        $131       $178       $277
Managed Sectors Series......................................    $82        $120       $160       $239
Massachusetts Investors Growth Stock Series.................    $83        $122       $162       $244
Massachusetts Investors Trust Series........................    $80        $115       $150       $218
Mid Cap Growth Series.......................................    $84        $126       $170       $261
Money Market Series.........................................    $80        $114       $149       $216
New Discovery Series........................................    $85        $128       $173       $267
Research Series.............................................    $82        $119       $158       $235
Research Growth and Income Series...........................    $83        $122       $163       $247
Research International Series...............................    $86        $133       $181       $284
Strategic Growth Series.....................................    $84        $126       $170       $261
Strategic Income Series.....................................    $85        $129       $174       $269
Technology Series...........................................    $81        $118       $160       $287
Total Return Series.........................................    $81        $118       $155       $229
Utilities Series............................................    $83        $121       $161       $243

          If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000, a 5% annual return, and all 3 optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond Series.................................................    $85        $130       $176       $273
Capital Appreciation Series.................................    $86        $131       $178       $277
Capital Opportunities Series................................    $86        $133       $182       $285
Emerging Growth Series......................................    $86        $131       $177       $276
Emerging Markets Equity Series..............................    $94        $154       $217       $357
Equity Income Series........................................    $87        $135       $185       $293
Global Asset Allocation Series..............................    $87        $135       $184       $290
Global Governments Series...................................    $87        $135       $184       $291
Global Growth Series........................................    $88        $138       $190       $302
Global Telecommunications Series............................    $90        $145       $201       $325
Global Total Return Series..................................    $87        $135       $184       $290
Government Securities Series................................    $84        $127       $171       $162
High Yield Series...........................................    $86        $133       $181       $284
International Growth Series.................................    $90        $144       $200       $323
International Growth and Income Series......................    $89        $142       $197       $316
Managed Sectors Series......................................    $86        $132       $179       $280
Massachusetts Investors Growth Stock Series.................    $86        $133       $181       $284
Massachusetts Investors Trust Series........................    $84        $126       $170       $260
Mid Cap Growth Series.......................................    $88        $138       $189       $301
Money Market Series.........................................    $84        $126       $169       $258
New Discovery Series........................................    $89        $139       $192       $307
Research Series.............................................    $86        $131       $177       $276
Research Growth and Income Series...........................    $87        $134       $183       $287
Research International Series...............................    $90        $144       $200       $323
Strategic Growth Series.....................................    $88        $138       $189       $301
Strategic Income Series.....................................    $89        $140       $193       $308
Technology Series...........................................    $88        $138       $189       $301
Total Return Series.........................................    $85        $129       $175       $270
Utilities Series............................................    $86        $133       $181       $283


          If you do NOT surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000, a 5% annual return and no option death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond Series.................................................    $20        $62        $106       $232
Capital Appreciation Series.................................    $20        $63        $108       $236
Capital Opportunities Series................................    $21        $65        $112       $245
Emerging Growth Series......................................    $20        $63        $108       $235
Emerging Markets Equity Series..............................    $29        $88        $150       $320
Equity Income Series........................................    $22        $68        $116       $253
Global Asset Allocation Series..............................    $22        $67        $115       $250
Global Governments Series...................................    $22        $67        $115       $251
Global Growth Series........................................    $23        $71        $121       $262
Global Telecommunications Series............................    $25        $78        $133       $286
Global Total Return Series..................................    $22        $67        $115       $250
Government Securities Series................................    $19        $58        $101       $221
High Yield Series...........................................    $21        $65        $112       $244
International Growth Series.................................    $25        $77        $132       $284
International Growth and Income Series......................    $24        $75        $129       $277
Managed Sectors Series......................................    $21        $64        $110       $239
Massachusetts Investors Growth Stock Series.................    $21        $65        $112       $244
Massachusetts Investors Trust Series........................    $19        $58        $100       $218
Mid Cap Growth Series.......................................    $23        $70        $120       $261
Money Market Series.........................................    $18        $57        $ 99       $216
New Discovery Series........................................    $23        $72        $124       $267
Research Series.............................................    $20        $63        $108       $235
Research Growth and Income Series...........................    $21        $66        $113       $247
Research International Series...............................    $25        $77        $132       $284
Strategic Growth Income.....................................    $23        $70        $120       $261
Strategic Income Series.....................................    $24        $73        $125       $269
Technology Series...........................................    $26        $79        $135       $287
Total Return Series.........................................    $20        $61        $105       $229
Utilities Series............................................    $21        $65        $111       $243


          If you do NOT surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000, a 5% annual return, and all 3 optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond Series.................................................    $24        $ 74       $127       $273
Capital Appreciation Series.................................    $24        $ 75       $129       $277
Capital Opportunities Series................................    $25        $ 78       $133       $285
Emerging Growth Series......................................    $24        $ 75       $128       $276
Emerging Markets Equity Series..............................    $33        $100       $170       $357
Equity Income Series........................................    $26        $ 80       $137       $293
Global Asset Allocation Series..............................    $26        $ 79       $135       $290
Global Governments Series...................................    $26        $ 79       $136       $291
Global Growth Series........................................    $27        $ 83       $141       $302
Global Telecommunications Series............................    $29        $ 90       $153       $325
Global Total Return Series..................................    $26        $ 79       $135       $290
Government Securities Series................................    $23        $ 71       $121       $162
High Yield Series...........................................    $25        $ 77       $132       $284
International Growth Series.................................    $29        $ 89       $152       $323
International Growth and Income Series......................    $28        $ 87       $148       $316
Managed Sectors Series......................................    $25        $ 76       $130       $280
Massachusetts Investors Growth Stock Series.................    $25        $ 77       $132       $284
Massachusetts Investors Trust Series........................    $23        $ 70       $120       $260
Mid Cap Growth Series.......................................    $27        $ 82       $141       $301
Money Market Series.........................................    $23        $ 69       $119       $258
New Discovery Series........................................    $27        $ 84       $143       $307
Research Series.............................................    $24        $ 75       $128       $276
Research Growth and Income Series...........................    $25        $ 78       $134       $287
Research International Series...............................    $29        $ 89       $152       $323
Strategic Growth Series.....................................    $27        $ 82       $141       $301
Strategic Income Series.....................................    $28        $ 85       $144       $308
Technology Series...........................................    $27        $ 82       $141       $301
Total Return Series.........................................    $24        $ 73       $125       $270
Utilities Series............................................    $25        $ 77       $132       $283




CHOICESUPP 9/00

                                       PART B
                       INFORMATION REQUIRED IN A STATEMENT OF
                               ADDITIONAL INFORMATION


     Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (Registration No. 333-30844), filed June 9, 2000, is the Statement of Additional Information dated June 23, 2000 for each of the following:


             MFS Regatta Choice Variable and Fixed Annuity
             Futurity III Variable and Fixed Annuity

                                       PART C

                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS


         (a) The following Financial Statements are incorporated in this Post-Effective Amendment to the Registration Statement by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-30844), filed June 9, 2000:


          Included in Part A:

             A.     Condensed Financial Information - Accumulation Unit Values

             B.     Financial Statements of the Depositor


                    Audited:

                       1. Consolidated Statements of Income, Years Ended December 31, 1999, 1998 and 1997;
                       2. Consolidated Balance Sheets, December 31, 1999 and 1998,
                       3. Consolidated Statements of Comprehensive Income, Years Ended December 31, 1999, 1998 and 1997;
                       4. Consolidated Statements of Stockholder's Equity, Years Ended December 31, 1999, 1998 and 1997;
                       5.     Consolidated Statements of Cash Flows, Years
                              Ended December 31, 1999, 1998 and 1997;
                       6.     Notes to Consolidated Financial Statements; and
                       7.     Independent Auditors' Report.

                    Unaudited:

                       1. Consolidated Statements of Income (unaudited) - Three Months Ended March 31, 2000 and March 31, 1999
                       2.     Consolidated Balance Sheets (unaudited) -
                              March 31, 2000 and December 31, 1999
                       3. Consolidated Statements of Comprehensive Income (unaudited) - Three Months Ended March 31, 2000 and March 31, 1999
                       4.     Consolidated Statements of Changes in
                              Stockholder's Equity (unaudited)- Three Months Ended March 31, 2000 and March 31, 1999
                       5. Consolidated Statements of Cash Flows (unaudited)- Three Months Ended March 31, 2000 and
                              March 31,1999
                       6.     Notes to Unaudited Consolidated Financial
                              Statements


         Included in Part B

             A.     Financial Statements of the Registrant

                       1.     Statement of Condition, December 31, 1999;
                       2.     Statement of Operations, Year Ended December 31,
                              1999;
                       3. Statements of Changes in Net Assets, Years Ended December 31, 1999 and December 31, 1998;
                       4.     Notes to Financial Statements; and
                       5.     Independent Auditors' Report.

         (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

              (1) Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14,
                              1997);

              (2)             Not Applicable;

              (3)(a) Distribution Agreement between the Depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

                 (b)(i) Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998);

                 (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998); and

                 (b)(iii) Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

              (4)(a) Form of Flexible Payment Combination Fixed/ Variable Group Annuity Contract (Filed as
                              Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
                              No. 333-30844, filed on June 9, 2000);

                 (b) Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Filed as Exhibit 4(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
                              No. 333-30844, filed on June 9, 2000);

                 (c) Form of Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Filed as Exhibit 4(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

              (5)(a) Form of Application to be used with Contracts filed as Exhibits 4(a) and 4(c); (Filed as Exhibit 5(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
                              No. 333-30844, filed on June 9, 2000);

                 (b) Form of Application to be used with Certificate filed as Exhibit 4(b) (Filed as Exhibit 5(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

              (6)(a) Certificate of Incorporation and By-laws of the Depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to the Registration Statement of the Depositor on Form S-1, File No. 333-37907, filed on October 14,
                              1997);

                 (b) By-Laws of the Depositor, as amended effective as of January 1, 2000 (Filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

              (7)             Not Applicable;

              (8)(a) Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as
                              Exhibit 8(a) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 26,
                              1999);

                 (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 26,
                              1999);

                    (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                    (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as
                              Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (c) Form of Fund Participation Agreement between the Depositor and J.P. Morgan Services Trust II (Filed as Exhibit 8(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (d) Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (e) Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (f) Form of Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (g) Form of Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as
                              Exhibit 8(g) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

                 (h) Form of Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3,
                              2000);

              (9) Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Filed as Exhibit 9 to the Registration Statement on Form N-4, File No. 333-30844, filed on February 23, 2000);

             (10)(a)          Consent of Independent Auditors*;


                 (b)          Representation of Counsel pursuant to Rule
                              485(b)*;

             (11) Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1999, filed on March 21, 2000);

             (12)             Not Applicable;

             (13) Schedule for Computation of Performance Quotations (Incorporated by reference to
                              Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on
                              April 29, 1998);

             (14)             Not Applicable;

             (15)(a) Powers of Attorney (Filed as Exhibit 15 to the Registration Statement on Form S-6,
                              File No. 333-94359, filed on January 10, 2000)

                 (b)          Power of Attorney of David D. Horn (Filed as
                              Exhibit 15(b) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);




                 (c) Power of Attorney of William W. Stinson (Filed as Exhibit 15(d) to Post-Effective Amendment
                              No. 23 to the Registration Statement on Form
                              N-4, File No. 2-78738, filed on April 20, 2000);
                              and

             (16) Organizational Chart (Filed as Exhibit 16 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000).


* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and                             Principal Positions and Offices
          Business Address                     with Depositor
          ----------------                     --------------

          Donald A. Stewart                    Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          C. James Prieur                      Vice Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          James A. McNulty, III                President and Director
          One Sun Life Executive Park
          Wellesley Hills, MA 02481


          Gregory W. Gee                       Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          David D. Horn                        Director
          Strong Road
          New Vineyard, ME 04956

          Angus A. MacNaughton                 Director
          Genstar Investment Corporation
          555 California Street, Suite 4850
          San Francisco, CA 94104

          S. Caesar Raboy                      Director
          220 Boylston Street
          Boston, MA 02110

          William W. Stinson                   Director
          Canadian Pacific Limited
          1800 Bankers Hall, East Tower
          855 - 2nd Street S.W.
          Calgary, Alberta
          Canada T2P 4Z5

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          James M.A. Anderson                Vice President, Investments
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Peter F. Demuth                    Vice President and Chief Counsel
          One Sun Life Executive Park        and Assistant Secretary
          Wellesley Hills, MA 02481

          Ronald J. Fernandes                Vice President, Retirement
          One Copley Place                   Products and Services
          Boston, MA 02116

          Ellen B. King                      Senior Counsel and Secretary
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Davey S. Scoon                     Vice President, Finance and
          One Sun Life Executive Park        Treasurer
          Wellesley Hills, MA 02481

          Robert P. Vrolyk                   Vice President and
          One Sun Life Executive Park        Actuary
          Wellesley Hills, MA 02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The organization chart of Sun Life Assurance Company of Canada is incorporated herein by reference to herewith as Exhibit 16 to Pre-Effective Amendment No. 1 to this Registration Statement, filed on June 9, 2000.

      None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

     As of September 1, 2000, 539 qualified and 1,034 non-qualified Contracts had been issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.

Item 28. INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844), provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.


     Name and Principal                      Positions and Offices
     Business Address*                       with Underwriter
     ----------------                        ----------------
     William Franca.....................     Managing Principal
     Michael M. Senning.................     Managing Principal
     Davey S. Scoon.....................     Treasurer and Director
     James M.A. Anderson................     Director
     Ronald J. Fernandes................     Director
     James A. McNulty, III..............     Director
     George E. Maden....................     Secretary
     Brian A. Krivitsky.................     Vice President
     Cynthia M. Orcutt..................     Vice President
     Norton A. Goss, II.................     Assistant Vice President

-------------
* The principal business address of all directors and officers of the principal underwriter except Messrs. Fernandes, Goss and Krivitsky is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs. Fernandes, Goss and Krivitsky is One Copley Place, Boston, Massachusetts 02116.

(a)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, and One Copley Place, Boston, Massachusetts 02116, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

     Not Applicable.

Item 32. UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or simiilar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment
No. 2 to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 31st day of August, 2000.

                                SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                                (Registrant)

                                SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Depositor)

                                By:  /s/  JAMES A. McNULTY, III
                                     ----------------------------
                                     James A. McNulty, III
                                     President


Attest: /s/ SANDRA M. DADALT
----------------------------
     Sandra M. DaDalt
     Senior Counsel


      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.


SIGNATURE                                TITLE                                           DATE
-------------------------------------    ------------------------------------            ---------------

/s/ JAMES A. McNULTY, III                President and Director                          August 31, 2000
-------------------------------------    (Principal Executive Officer)
James A. McNulty, III


/s/ DAVEY S. SCOON                       Vice President, Finance                         August 31, 2000
-------------------------------------    and Treasurer
Davey S. Scoon                           (Principal Financial and Accounting Officer)

/s/ SANDRA M. DADALT                     Attorney-in-Fact for:                           August 31, 2000
-------------------------------------      Donald A. Stewart, Chairman and Director*
Donald A. Stewart                          C. James Prieur, Vice Chairman and Director*
                                           Gregory W. Gee, Director*
                                           David D. Horn, Director**
                                           Angus A. McNaughton, Director*
                                           S. Caesar Raboy, Director*
                                           William W. Stinson, Director***


* Pursuant to Power of Attorney filed as Exhibit 8 to the Registration Statement on Form S-6 (File No. 333-94359), filed January 10,
2000.




** Pursuant to Power of Attorney filed as Exhibit 15(b) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 (File No. 333-82957), filed February 3, 2000.


*** Pursuant to Power of Attorney filed as Exhibit 15(d) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 2-78738, filed April 20, 2000.

                                   EXHIBIT INDEX

(10)(a)          Consent of Independent Auditors

    (b)          Representation of Counsel pursuant to Rule 485(b)